Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts (in Dollars)	$ 79	$ 287
Ordinary shares, shares authorized	11,000,000	11,000,000
Ordinary shares, shares issued	5,792,559	5,748,018
Ordinary shares, shares outstanding	5,792,559	5,748,018